ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of rent concessions granted were recognized as reductions in revenue - 9 Bond St., Brooklyn, New York [Member] - USD ($)
12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Lessee, Lease, Description [Line Items]
Period	February, 2025 to January, 2027
Total Rent Concession	$ 900,000
Reductions in Revenue	$ 480,000	$ 180,000